Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Other Borrowings	$ 27,588	$ 26,785
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	$ 52,300	45,300
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate, at Point in Time	0.75%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 42,400	$ 36,500